Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity
Schedule of composition of the ecopetrol business group's reserves

	2025	2024
Legal reserve	13,148	11,654
Fiscal and statutory reserves	509	509
Other reserves(1)	16,635	11,993
	30,292	24,156

Schedule of balance of movement of the equity reserves

	2025	2024
Opening balance	24,156	17,923
Release of reserves	(12,502)	(8,175)
Allocation to reserves	18,638	14,408
Closing balance	30,292	24,156

Schedule of dividends paid

	2025	2024	2023
Ecopetrol S.A.	8,784	12,804	2,747
Interconexión Eléctrica S.A. ESP	1,614	1,426	1,507
Oleoducto Central S.A. - Ocensa	833	852	809
Oleoducto de los Llanos Orientales S.A. - ODL	237	213	254
Invercolsa S.A.	182	201	171
Oleoducto de Colombia S.A. - ODC	67	69	83
Total	11,717	15,565	5,571

Schedule of composition of the other comprehensive results attributable to the shareholders

	2025	2024	2023
Accumulated foreign currency translation	13,301	22,662	15,055
Hedge of a net investment in a foreign operation	(2,752)	(6,396)	(3,165)
Accumulated actuarial gain on defined benefit plans	(348)	(2,691)	(3,942)
Cash flow hedges for future exports	1,248	(1,578)	602
Cash flow hedge with derivative instruments	152	57	124
Others	151	(142)	—
	11,752	11,912	8,674

Schedule of earnings per share

	2025		2024		2023
Profit attributable to Ecopetrol’s ordinary shareholders		10,488		13,841		21,061
Weighted average number of outstanding ordinary shares		41,116,694,690		41,116,694,690		41,116,694,690
Basic and diluted ordinary shares earnings per share (Colombian pesos)	COP $	255.1	COP $	336.6	COP $	512.2